Investment in an Associate (Details) - USD ($)		Jun. 16, 2025	May 27, 2025	Apr. 25, 2025	Mar. 05, 2024	Mar. 31, 2026	Apr. 04, 2025	Mar. 31, 2025	Mar. 31, 2024
Investment in an Associate [Line Items]
Investment
Purchase Agreement [Member]
Investment in an Associate [Line Items]
Investment						$ 100,000
Class A Ordinary Shares [Member]
Investment in an Associate [Line Items]
Shares issued by the subsidiary company (in Shares)			1,272,728
Ordinary shares, shares issued (in Shares)	[1]					157,582,228		8,440,000
Solowin Investment Limited [Member] | Mr. Ling Ngai Lok [Member]
Investment in an Associate [Line Items]
Percentage of membership interests				40.00%
Shares held by the company (in Shares)				4,000
Shares issued by the subsidiary company (in Shares)				10,000
Percentage of the subsidiary company				40.00%
Purchase price per share (in Dollars per share)				$ 1
Tiger Coin (Hong Kong) Limited [Member]
Investment in an Associate [Line Items]
Percentage of membership interests		48.00%
Purchase price (in Dollars)		$ 7,500,000
Percentage of the subsidiary company		48.00%
Tiger Coin (Hong Kong) Limited [Member] | Class A Ordinary Shares [Member]
Investment in an Associate [Line Items]
Ordinary shares, shares issued (in Shares)		7,500,000
Shared received on consideration (in Shares)		3,750,000
Cambria Capital [Member]
Investment in an Associate [Line Items]
Percentage of membership interests					100.00%
Purchase price (in Dollars)					$ 700,000
Membership Interests (in Dollars)							$ 100,000
Percentage of the subsidiary company					100.00%
Cambria Capital [Member] | Purchase Agreement [Member]
Investment in an Associate [Line Items]
Percentage of membership interests							24.90%
Percentage of the subsidiary company							24.90%
Cambria Capital [Member] | Purchase Agreement [Member] | Second Closing [Member]
Investment in an Associate [Line Items]
Percentage of membership interests					75.10%
Percentage of the subsidiary company					75.10%

[1]	Retroactively restated for effect of share re-classification on December 17, 2024 (see Note 16)